Rendering of services - Contract assets (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Rendering of services
Balance at the beginning of the year	₨ 22,584	₨ 17,279
Revenue recognised during the year		22,584
Adjustment during the year	(14,400)
Billed during the year	(8,183)	(17,279)
Balance at the end of the year	₨ 0	₨ 22,584